Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables
Schedule of trade and other receivables

	Thousands of Euros
	31/12/2017	31/12/2016
Trade receivables	302,685	431,510
Receivables from associates (note 31)	3,219	133
Bad debt provision (note 30)	(19,706)	(17,987)

Trade receivables	286,198	413,656

Other receivables (note 30)	7,485	13,705
Personnel	566	280
Advance payments (note 30)	11,181	6,775
Taxation authorities, VAT recoverable	20,105	17,768
Other public entities	1,344	3,771

Other receivables	40,681	42,299
Current income tax assets	59,531	77,713

	386,410	533,668